Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.75%	1.25%	0.30%	0.39%
Expected life	3 years	3 years	2 years	3 years
Expected volatility	50.99%	51.23%	38.57%	41.45%
Expected dividend yield	1.69%		3.30%	4.49%